Employee Benefits - Schedule of Main Actuarial Hypothesis Used in the Actuarial Computations (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Main Actuarial Hypothesis Used in the Actuarial Computations [Abstract]
Discount rate	10.55%	9.05%	9.10%
Wage increase rate	5.00%	5.00%	5.00%
Rate of salary increase	4.50%	4.50%	4.50%